Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable equity securities - Measurement alternative - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Investment Securities [Line Items]
Measurement alternative impairment losses	¥ (37,469)	¥ (11,943)	¥ (8,230)
Measurement alternative downward changes for observable prices	0	(1,567)	(440)
Measurement alternative upward changes for observable prices	8,060	882	¥ 5,090
Cumulative impairment losses	65,989	29,569
Cumulative downward changes for observable prices	2,961	2,961
Cumulative upward changes for observable prices	¥ 66,132	¥ 58,104